Document And Entity Information	Nov. 04, 2024
Document Information [Line Items]
Entity, Registrant Name	Whitestone REIT
Document, Type	8-K
Document, Period End Date	Nov. 04, 2024
Entity, Incorporation, State or Country Code	MD
Entity, File Number	001-34855
Entity, Tax Identification Number	76-0594970
Entity, Address, Address Line One	2600 South Gessner, Suite 500
Entity, Address, Postal Zip Code	77063
Entity, Address, City or Town	Houston
Entity, Address, State or Province	TX
City Area Code	713
Local Phone Number	827-9595
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares of Beneficial Interest
Trading Symbol	WSR
Security Exchange Name	NYSE
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001175535